AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 1, 2007
                                                             FILE NO. 333-140163

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                -----------------

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                         THE SECURITIES ACT OF 1933                      [ ]
                         PRE-EFFECTIVE AMENDMENT NO.                     [ ]
                       POST-EFFECTIVE AMENDMENT NO. 2                    [X]

                                -----------------

                              AXA PREMIER VIP TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                -----------------

                           1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (212) 554-1234
                  (REGISTRANT'S AREA CODE AND TELEPHONE NUMBER)

                                 STEVEN M. JOENK
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH COPIES TO:

                                -----------------


        PATRICIA LOUIE, ESQ.                        MARK C. AMOROSI, ESQ.
AXA EQUITABLE LIFE INSURANCE COMPANY        KIRKPATRICK & LOCKHART PRESTON GATES
     1290 AVENUE OF THE AMERICAS                          ELLIS LLP
      NEW YORK, NEW YORK 10104                        1601 K STREET, NW
                                                    WASHINGTON, DC 20006

                                -----------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.

This Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of securities being registered: Class A and Class B shares of beneficial interest in the series of the registrant designated as the Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 811-10509 and 333-70754).

                              AXA PREMIER VIP TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

    Cover Sheet

    Contents of Registration Statement

    Letter to Shareholders*

    Notice of Special Meeting*

    Information Statement*

    Part A - Proxy Statement/Prospectus*

    Part B - Statement of Additional Information*

    Part C - Other Information

    Signature Page

    Exhibits


    * Incorporated by reference from Registrant's Registration Statement on Form N-14 (File No. 333-140163) (the "Registration Statement") as filed with the SEC on January 23, 2007 as revised and subsequently filed in Registrant's
    Post-Effective Amendment No. 1 to the Registration Statement on March 26, 2007 and in definitive form pursuant to Rule 497 on April 6, 2007.

                                EXPLANATORY NOTE

This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the opinions of Kirkpatrick & Lockhart Preston Gates Ellis LLP on Tax Matters (Exhibit 12) for the reorganization of the EQ/Small Cap Value Portfolio, a series of EQ Advisors Trust, into the Multimanager Small Cap Value Portfolio, a series of the Registrant, and the reorganizations of the EQ/Small Company Growth Portfolio and the EQ/Wells Fargo Montgomery Small Cap Portfolio, each a series of EQ Advisors Trust, into the Multimanager Small Cap Growth Portfolio, a series of the Registrant.

                                     PART C

                                OTHER INFORMATION

ITEM 25. INDEMNIFICATION
-------- ---------------

ARTICLE VIII OF THE AGREEMENT AND DECLARATION OF TRUST OF THE REGISTRANT STATES:

     Section 1. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VIII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of the Trustee hereunder.

     All persons extending credit to, contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Manager, or Principal Underwriter of the Trust, but nothing contained in this Declaration of Trust or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.

     Section 2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and other applicable law.

     Section 3. Indemnification of Shareholder. If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

ARTICLE IX OF THE AGREEMENT AND DECLARATION OF TRUST OF THE REGISTRANT STATES:

     Section 5. Amendments. Except as specifically provided in this Section 5, the Trustees may, without Shareholder vote, restate, amend, or otherwise supplement this Declaration of Trust. Shareholders shall have the right to vote on (i) any amendment that would affect their right to vote granted in Article V,
Section 1 hereof, (ii) any amendment to this Section 5, (iii) any amendment that may require their vote under applicable law or by the Trust's registration statement, as filed with the Commission, and (iv) any amendment submitted to them for their vote by the Trustees. Any amendment required or permitted to be submitted to the Shareholders that, as the Trustees determine, shall affect the Shareholders of one or more Series shall be authorized by a vote of the Shareholders of each Series affected and no vote of Shareholders of a Series not affected shall be required. Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VIII, Section 2 hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. The Trustees may, without shareholder vote, restate, amend, or otherwise supplement the Certificate of Trust as they deem necessary or desirable.

ARTICLE X OF THE BY-LAWS OF THE REGISTRANT STATES:

     Section 3. Advance Payment of Indemnifiable Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

SECTION 2. D. OF THE REGISTRANT'S INVESTMENT MANAGEMENT AGREEMENT AND SECTION 2. E OF THE REGISTRANT'S INVESTMENT MANAGEMENT AGREEMENT WITH RESPECT TO THE AXA ALLOCATION PORTFOLIOS EACH STATE:

     LIMITATIONS ON LIABILITY. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager's undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

SECTIONS    5. A. AND 5. B. OF  EACH  OF THE  REGISTRANT'S  INVESTMENT  ADVISORY
AGREEMENTS STATE:

     LIABILITY AND INDEMNIFICATION. A. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, neither the Adviser nor any of its officers, directors, members or employees (its "Affiliates") shall be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by the Adviser or its Affiliates with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser or its Affiliates for, and the Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company
Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended ("1933 Act")) (collectively, "Manager Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Allocated Portion or the omission to state therein a material fact known to the Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished by the Adviser to the Manager or the Trust by the Adviser Indemnitees (as defined below) for use therein.

     B. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Allocated Portion, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless the Adviser, all affiliated persons thereof (within the meaning of

     Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, "Adviser
Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Manager that was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust.

SECTION 14 OF EACH OF THE REGISTRANT'S DISTRIBUTION AGREEMENTS STATES:

     The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by the Distributor.

     The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust, its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of the Distributor in its capacity as a principal underwriter of the Trust's shares and will reimburse the Trust, its officers, trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

NUMBER 6 OF THE REGISTRANT'S MUTUAL FUNDS SERVICE AGREEMENT STATES:

     LIMITATION OF LIABILITY AND INDEMNIFICATION. (a) AXA Equitable shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or negligence on AXA Equitable's part (or on the part of any third party to whom AXA Equitable has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party's) duties or from reckless disregard by AXA Equitable (or by such third party) of its obligations and duties under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party) or, subject to Section 10 below, AXA Equitable's (or such third party's) refusal or failure to comply with the terms of this Agreement (in the case of AXA Equitable) or an agreement with AXA Equitable (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party). In no event shall AXA Equitable (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if AXA Equitable (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

     (b) Except to the extent that AXA Equitable may be held liable  pursuant to
Section 6(a) above, AXA Equitable shall not be responsible for, and the Trust shall indemnify and hold AXA Equitable harmless from and against any and all losses, damages, costs, reasonable attorneys' fees and expenses, payments, expenses and liabilities, including but not limited to those arising out of or attributable to:

     (i) any and all actions of AXA Equitable or its officers or agents required to be taken pursuant to this Agreement;

     (ii) the reliance on or use by AXA Equitable or its officers or agents of information, records, or documents which are received by AXA Equitable or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

     (iii) the Trust's refusal or failure to comply with the terms of this Agreement or the Trust's lack of good faith, or its actions, or lack thereof, involving negligence or willful misfeasance;

     (iv) the breach of any representation or warranty of the Trust hereunder;

     (v) the reliance on or the carrying out by AXA Equitable or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

     (vi) any delays, inaccuracies, errors in or omissions from information or data provided to AXA Equitable by data services, including data services providing information in connection with any third party computer system licensed to AXA Equitable, and by any corporate action services, pricing services or securities brokers and dealers;

     (vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or
(2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

     (viii) any failure of the Trust's registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust's prospectus;

     (ix) except as provided for in Schedule B.III., the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

     (x) all actions, inactions, omissions, or errors caused by third parties to whom AXA Equitable or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.

     The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify AXA Equitable pursuant to this Agreement.

NUMBER 12(A)(IV) OF THE REGISTRANT'S GLOBAL CUSTODY AGREEMENT STATES:

     (A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the "Indemnitees") harmless from and against any and all claims, liabilties, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees ("Losses") that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank's performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS
         --------

(1)           Trust Instrument

(1)(a)        Agreement and Declaration of Trust of Registrant.(1)

(1)(b)        Certificate of Trust of Registrant. (1)

(2)           By-laws of Registrant. (1)

(3)           None other than  provisions  contained in Exhibit  (a)(1) and (b).

(4) Agreement and Plan of Reorganization and Termination; filed as Appendix A to the Combined Proxy Statement and Prospectus set forth as Part A to the Registration Statement on Form N-14.

(5)           Provisions  of  instruments  defining  the  rights of  holders  of
              securities  are  contained  in  the  Registrant's   Agreement  and
              Declaration of Trust and By-laws.

(6)           Investment Advisory Contracts
              -----------------------------

(6)(a)(i) Investment Management Agreement between Registrant and AXA Equitable Life Insurance Company ("AXA Equitable") formerly, The Equitable Life Assurance Society of the United States dated as of November 30, 2001.(3)

(6)(a)(ii) Amendment No. 1 dated July 31, 2003 to the Investment Management Agreement between Registrant and AXA Equitable dated as of November 30, 2001.(6)

(6)(a)(iii) Amendment No. 2 dated September 1, 2004 to the Investment Management Agreement between Registrant and AXA Equitable dated as of November 30, 2001. (7)

(6)(a)(iv) Form of Amendment No. 3 dated [April 30], 2007 to the Investment Management Agreement between Registrant and AXA Equitable dated as of November 30, 2001. (13)


(6)(b) Form of Investment Advisory Agreement between AXA Equitable and Eagle Asset Management, Inc. dated as of [April 30], 2007 with respect to AXA Multimanager Small Cap Growth Portfolio.(13)

(6)(c) Form of Investment Advisory Agreement between AXA Equitable and Franklin Advisory Services, LLC dated as of [April 30], 2007 with respect to AXA Multimanager Small Cap Value Portfolio. (13)

(6)(d) Form of Investment Advisory Agreement between AXA Equitable and Lazard Asset Management LLC dated as of [April 30], 2007 with respect to AXA Multimanager Small Cap Value Portfolio. (13)

(6)(e) Form of Investment Advisory Agreement between AXA Equitable and Wells Capital Management Inc. dated as of [April 30], 2007 with respect to AXA Multimanager Small Cap Growth Portfolio.(13)

(7)           Underwriting Contracts
              ----------------------

(7)(a)(i) Amended and Restated Distribution Agreement between Registrant and AXA Advisors, LLC ("AXA Advisors") dated as of July 31, 2003 with respect to the Class A shares. (6)

(7)(a)(ii) Amendment No. 1 dated May 1, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Advisors dated as of July 31, 2003 with respect to the Class A shares.(8)

(7)(a)(iii) Form of Amendment No. 2 dated [April 30], 2007 to Amended and Restated Distribution Agreement between Registrant and AXA Advisors dated as of July 31, 2003 with respect to the Class A shares. (13)

(7)(b)(i) Amended and Restated Distribution Agreement between Registrant and AXA Advisors dated as of July 31, 2003 with respect to the Class B shares. (6)

(7)(b)(ii) Amendment No. 1 dated May 1, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Advisors dated as of July 31, 2003 with respect to the Class B shares.(8)

(7)(b)(iii) Form of Amendment No. 2 dated [April 30], 2007 to Amended and Restated Distribution Agreement between Registrant and AXA Advisors dated as of July 31, 2003 with respect to the Class B shares. (13)

(7)(c)(i) Amended and Restated Distribution Agreement between Registrant and AXA Distributors, LLC ("AXA Distributors") dated as of July 31, 2003 with respect to the Class A shares. (6)

(7)(c)(ii) Amendment No. 1 dated May 1, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class A shares.(8)

(7)(c)(iii) Form of Amendment No. 2 dated [April 30], 2007 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class A shares. (13)

(7)(d)(i) Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares. (6)

(7)(d)(ii) Amendment No. 1 dated May 1, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares.(8)

(7)(d)(iii) Form of Amendment No. 2 dated [April 30], 2007 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares. (13)

(8)           Form of Deferred Compensation Plan. (1)


(9)(a)(i) Global Custody Agreement between Registrant and JPMorgan Chase Bank ("JPMorgan Chase") dated as of December 31, 2001. (2)

(9)(a)(ii)    Amendment  No. 1,  dated as of  August  1, 2003 to Global  Custody
              Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. (6)

(9)(a)(iii)   Amendment  No.  2  dated  as of  May 1,  2006  to  Global  Custody
              Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.(8)

(9)(a)(iv) Form of Amendment No. 3 dated as of [April 30], 2007 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. (13)

(10)(a) Distribution Plan pursuant to Rule 12b-1 with respect to Class B shares of the Registrant.(1)

(10)(b)       Plan  Pursuant to Rule 18f-3 Under the  Investment  Company Act of
              1940.(1)

(11) Legal Opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP regarding the legality of the securities being registered. (11)

(12) Opinions of Kirkpatrick & Lockhart Preston Gates Ellis LLP as to tax matters. (filed herewith)

(13)(a)(i)    Mutual  Funds  Service  Agreement   between   Registrant  and  AXA
              Equitable dated as of November 30, 2001. (1)


(13)(a)(ii) Amendment No. 1, dated as of August 1, 2006, to the Mutual Funds Service Agreement between Registrant and AXA Equitable dated as of November 30, 2001. (10)

(13)(b) Mutual Funds Sub-Administration Agreement between AXA Equitable and J.P. Morgan Investor Services Co. dated as of November 16, 2001. (7)

(13)(c)(i)    Amended  and  Restated  Expense   Limitation   Agreement   between
              Registrant and AXA Equitable dated as of June 1, 2002. (5)

(13)(c)(ii) Amendment No. 1, dated as of August 1, 2003 to the Amended and Restated Expense Limitation Agreement between Registrant and AXA Equitable dated as of June 1, 2002. (6)

(13)(c)(iii) Amendment No. 2, dated as of December 8, 2005 to the Amended and Restated Expense Limitation Agreement between Registrant and AXA Equitable dated as of June 1, 2002.(8)

(13)(c)(iv) Amendment No. 3, dated as of May 1, 2006 to the Amended and Restated Expense Limitation Agreement between Registrant and AXA Equitable dated as of June 1, 2002.(9)

(13)(c)(v)    Form of  Amendment  No.  4,  dated as of [April  30],  2007 to the
              Amended  and  Restated  Expense   Limitation   Agreement   between
              Registrant and AXA Equitable dated as of June 1, 2002. (13)

(13)(d)(i) Participation Agreement among Registrant, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001.
              (1)

(13)(d)(ii) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among Registrant, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001. (6)

(13)(d)(iii) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among Registrant, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001.(8)

(13)(d)(iv) Form of Amendment No. 3, dated as of [April 30], 2007 to the Participation Agreement among Registrant, AXA Equitable, AXA Advisors and AXA Distributors dated as of December 3, 2001.(13)

(13)(e) Participation Agreement among Registrant, American General Life Insurance Company, AXA Advisors and AXA Distributors dated as of August 15, 2003. (6)

(14) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.(12)

(15)          Not applicable.

(16)          Powers of Attorney(13)

(17)          Additional Exhibits
              -------------------

(17)(a)       Proxy Card(13)

(17)(b)       Code of Ethics of Eagle Asset Management, Inc. (10)


(17)(c)       Code of Ethics of Franklin Advisory Services, LLC. (10)


(17)(d)       Code of Ethics of Lazard Asset Management LLC. (10)


(17)(e)       Code of Ethics of Wells Capital Management, Inc.(10)

----------

(1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on December 10, 2001 (File No. 333-70754).
(2) Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on April 15, 2002 (File No. 333-70754).
(3)   Incorporated  herein by reference  to  Post-Effective  Amendment  No. 2 to
      Registrant's Registration Statement on Form N-1A filed on February 10, 2003 (File No. 333-70754).
(4)   Incorporated  herein by reference  to  Post-Effective  Amendment  No. 3 to
      Registrant's Registration Statement on Form N-1A filed on April 7, 2003 (File No. 333-70754).
(5)   Incorporated  herein by reference  to  Post-Effective  Amendment  No. 4 to
      Registrant's Registration Statement on Form N-1A filed on May 8, 2003 (File No. 333-70754).
(6)   Incorporated  herein by reference  to  Post-Effective  Amendment  No. 6 to
      Registrant's Registration Statement on Form N-1A filed on February 25, 2004 (File No. 333-70754).
(7) Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A filed on February 14, 2006 (File No. 333-70754).
(8) Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on June 1, 2006 (File No. 333-70754).

(9) Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A filed on January 16, 2007 (File No. 333-70754).
(10) Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed on January 23, 2007 (File No. 333-140163).
(11) Previously filed with the Registrant's Registration Statement on Form N-14 on January 23, 2007.
(12) Previously filed in Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 filed on March 26, 2007.
(13) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on March 26, 2007.

ITEM 17. UNDERTAKINGS
-------- ------------

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that the Post-Effective Amendment to the Registration Statement meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 1st day of October, 2007.


                               AXA PREMIER VIP TRUST


                               By: /s/ Steven M. Joenk
                               ----------------------------------------
                                   Steven M. Joenk
                                   Trustee, Chairman, President and Chief
                                   Executive Officer

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                                  TITLE                    DATE
---------------------------     ---------------------------    ---------------



/s/ Steven M. Joenk                  Trustee, Chairman,
---------------------------            President and           October 1, 2007
Steven M. Joenk                   Chief Executive Officer


/s/ Gerald C. Crotty*                     Trustee              October 1, 2007
---------------------------
Gerald C. Crotty


/s/ Barry Hamerling*                      Trustee              October 1, 2007
---------------------------
Barry Hamerling


/s/ Cynthia R. Plouche*                   Trustee              October 1, 2007
---------------------------
Cynthia R. Plouche


/s/ Rayman L. Solomon*                    Trustee              October 1, 2007
---------------------------
Rayman L. Solomon

                                       Treasurer and           October 1, 2007
/s/ Brian E. Walsh                    Chief Financial
---------------------------               Officer
Brian E. Walsh



*By:  /s/ Steven M. Joenk
      ---------------------
      Steven M. Joenk
      (Attorney-in-Fact)

                                  EXHIBIT INDEX


EXHIBIT
NUMBER        DESCRIPTION OF EXHIBIT
-------       ------------------------------------------------------------------

(12) Opinions of Kirkpatrick Lockhart Preston Gates Ellis LLP as to tax matters.